                                                   [NATIONWIDE INSURANCE LOGO]
                                                   Nationwide is on your side

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE:  ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43216





January 2, 1997

VIA ELECTRONIC TRANSMISSION
---------------------------

The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Nationwide Variable Account-II of
         Nationwide Life Insurance Company
         SEC File No. 33-67636

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Registration Statement for the Company and the Variable Account which was filed with the Securities and Exchange Commission electronically on December 20, 1996.

If there are any questions in connection with the enclosed, please contact Elizabeth A. Davin at (614) 249-8678.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Joseph P. Rath

Joseph P. Rath
Vice President and Associate
General Counsel

JPR/bt
Attachment